Net finance income (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Finance income
-Interest income	¥ 12,744	¥ 8,646	¥ 39,181	¥ 31,690
Finance costs
-Interest on loans and borrowings	(71)	(175)	(373)	(1,237)
-Interest on lease liabilities	(8,070)	(6,232)	(25,034)	(19,030)
Finance costs	(8,141)	(6,407)	(25,407)	(20,267)
Net finance income	¥ 4,603	¥ 2,239	¥ 13,774	¥ 11,423